Fair Value Measurements	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 4.	Fair Value Measurements

We carry certain assets and liabilities at fair value. Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-tier hierarchy for inputs used in measuring fair value, which prioritizes the inputs based on the observability as of the measurement date, is as follows:

Level 1	Quoted prices in active markets for identical assets or liabilities;

Level 2	Observable inputs other than the quoted prices in active markets for identical assets and liabilities; and

Level 3	Unobservable inputs for which there is little or no market data, which require us to develop assumptions of what market participants would use in pricing the asset or liability.

The following table summarizes our assets and liabilities that are measured at fair value on a recurring basis, by level, within the fair value hierarchy:

(in thousands)	Level 1	Level 2	Level 3	Total
July 31, 2018
Cash and cash equivalents
Money market funds	$700,267	$—	$—	$700,267

January 31, 2018
Cash and cash equivalents
Money market funds	$122,663	$—	$—	$122,663
Other liabilities—noncurrent
Warrant liabilities	—	—	445	445

Money market funds consist of cash equivalents with remaining maturities of three months or less at the date of purchase. We use quoted prices in active markets for identical assets or liabilities to determine fair value of our Level 1 investments in money market funds.

Warrant liabilities as of January 31, 2018 consisted of outstanding warrants to purchase 22,468 shares of our Series B-1 preferred stock. These warrants were issued in connection with a certain loan and securities agreement previously entered into with Silicon Valley Bank. We estimated the fair value of our warrant liability using the Black-Scholes pricing model. The significant unobservable inputs used in the fair value measurement of the redeemable convertible preferred stock warrant liability are the fair value of the underlying stock at the valuation date and the estimated term of the warrant. The fair value was $0.4 million as of January 31, 2018. All warrants to purchase shares of convertible preferred stock converted into 22,468 warrants to purchase common stock upon the closing of our IPO on May 1, 2018 and were exercised immediately. The related warrant liability was reclassified to additional paid-in capital as of that date.

4.	Fair Value Measurements

The following table summarizes our assets and liabilities that are measured at fair value on a recurring basis, by level, within the fair value hierarchy:

(in thousands)	Level 1	Level 2	Level 3	Total
January 31, 2017
Cash and cash equivalents
Money market funds	$134,596	—	—	$134,596
Other liabilities—noncurrent
Warrant liabilities	—	—	419	419
January 31, 2018
Cash and cash equivalents
Money market funds	$122,663	—	—	$122,663
Other liabilities—noncurrent
Warrant liabilities	—	—	445	445

Money market funds consist of cash equivalents with remaining maturities of three months or less at the date of purchase. We use quoted prices in active markets for identical assets or liabilities to determine fair value of our Level 1 investments in money market funds.

Warrant liabilities consist of outstanding warrants to purchase 22,468 shares of our Series B-1 preferred stock. These warrants were issued in connection with a certain loan and securities agreement previously entered into with Silicon Valley Bank. We estimate the fair value of our warrant liability using the Black-Scholes pricing model. The significant unobservable inputs used in the fair value measurement of the redeemable convertible preferred stock warrant liability are the fair value of the underlying stock at the valuation date and the estimated term of the warrant. The fair value was $0.4 million as of both January 31, 2017 and 2018 with minimal changes to fair values during the periods. We record gains and losses from revaluation of warrants to fair value in “Interest income and other income (expense), net” on our consolidated statements of operations and comprehensive loss.